united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 06/30/17

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2017

TOPS® Managed Risk Balanced ETF Portfolio
TOPS® Managed Risk Growth ETF Portfolio
TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid-Year 2017 Market Commentary

Strong Returns and Low Market Volatility was a Favorable Combination for the First Half

Halfway through the year, TOPS portfolio returns range from mid single digits to high single digits for the varying risk levels. All underlying ETFs held in the TOPS portfolios showed positive first half returns, except a small position in energy, and several had double-digit gains. Prices were also quite stable with no significant pullbacks. International stocks outpaced U.S. stocks and corporate debt outpaced treasuries, boosting results for TOPS. Needless to say, we would be very happy to experience similar returns in the second half of the year.

As usual, we will begin by discussing year-to-date returns and will then shift to addressing topics that may prove important to TOPS portfolio strategies over the remainder of the year and looking out into 2018, including:

1)	In January, we noted low stock volatility levels and warned higher market volatility may come in 2017. However, markets have reacted to all events, both political and economic, with equanimity. Can this low volatility persist?

2)	Valuations appear historically rich for virtually all sectors of the stock and bond markets. How risky are the markets at this point?

3)	Central banks around the world are reversing monetary stimulus. How does that impact the economy?

Second Quarter and Year to Date Market Review

The rising tide lifted nearly all boats in the first half of 2017. According to Morningstar, most popular fund types rose in Q2, whether focused on stocks or bonds, US or foreign. The breadth of the rally is reflected in a few additional reports, as Fidelity stated the average 401(k) balance is at a record high. Finally, the Wall Street Journal reported that all but four of the 30 largest stock market indexes have risen this year. They note that only 4 first half rallies in the past 20 years have been as widespread as this year’s gains.

The diversified TOPS portfolios were well-positioned to take advantage of this broad advance. For Q2, stock index leaders included Developed International (Vanguard FTSE – VEU) +5.74%, Small Cap International (Vanguard FTSE SmallCap -VSS) +6.14% and S&P 500 Growth (IVW) +4.42%. Emerging Markets also contributed, as did both international and domestic REITs. In spite of a weak quarter for natural resources, Guggenheim Global Timber (CUT) rallied sharply gaining 8.47% for the quarter. S&P 500 Value, S&P MidCap and S&P SmallCap all trailed the returns of the S&P 500, as Growth stocks fueled S&P 500 returns.

Despite another Fed Funds rate increase in June, the yield on the US Treasury 10-year bond dropped modestly from 2.4% to 2.3% during Q2 and the Barclays US Aggregate returned 1.45% for the quarter. Continued US Dollar weakness helped Local Currency Emerging Market bonds to lead the way for fixed income in Q2 with a 3.44% return. US corporates and broader international bond sectors also outperformed the Barclays US Aggregate.

For the first half overall, domestic equities did well. In a continuation of Q1 leadership, relative gains were ranked in the opposite order of full year 2016. Over the first half of 2017, the S&P 500 total return was +9.3%, S&P MidCap was +6.0% and S&P SmallCap was +2.8%. The same pattern held in the battle between S&P 500 Value and Growth, as Growth returned +13.15% vs. Value at +4.67%. Surges in market values for the FAANG stocks (Facebook, Apple, Amazon, Netflix and Google) have pushed them to over 10% of the S&P 500 and 20% of S&P Growth. With such a high concentration in these indexes, strong buying pressure has been a big driver of index returns.

The “pause” in the US Dollar (USD) rally we discussed earlier this year has turned into a bona fide decline as the USD dropped to its lowest level since October 2016 towards the end of Q2. Expectations of Central Bank actions have shifted significantly over that timeframe. While the US Fed has led the way in reducing monetary stimulus, central banks in Europe, the UK and Canada have all signaled they, too may be tightening. In addition, improving economic growth prospects for international economies relative to slowing US growth forecasts have contributed to a weaker USD.

As we noted last year, international equity valuations appeared relatively attractive vs. US valuations, which combined with USD weakness and improved earnings has invited strong investment inflows to international equities recently. Year-to-date (YTD) returns have been robust, as shown by the TOPS International (FTSE) ETFs: Vanguard Ex-US (VEU) +14.84%, Vanguard ex-US SmallCap +15.95% and Vanguard Emerging Markets (VWO) +15.03%.

The YTD Barclays US Aggregate Bond Index return was +2.27% and, as noted earlier, the rising trend of 10 year US Treasury bond yields paused in Q1. The Federal Reserve rate increase to 1.0% in March and 1.25% in June has not led to higher longer maturity bond yields thus far. Returns for US Treasuries were slightly positive all along the yield curve in the first half, as the curve flattened a bit. Significantly stronger returns were recorded by Emerging Markets local currency bonds at +9.73% and from both investment grade US corporates and the US High Yield sector at approximately 4%.

Will Market Volatility Remain at Historic Low Levels?

Most investors have heard of the Volatility Index (VIX). The value of VIX relates to the cost of insuring against sharp price movements (ie, volatility) via options contracts. Supply and demand for the options causes VIX to rise and fall, much like any traded asset. Nobody knows what the actual price movements will be, but a high VIX indicates a lot of investors want to insure against sharp volatility, which is why the VIX is also known as the “fear index”. Currently, many people are aware that VIX is at a very low level, which is generally seen as a sign of investor complacency.

Low volatility is further reflected in the price movements of the S&P 500 so far this year. The first trading day in 2017 with a 1% or more daily change in the S&P 500 was in March. According to Strategas Research Partners, the S&P has averaged well over 100 such days yearly over the past 35 years. Another way to think about volatility is the maximum drawdown (price change from a trading high to a trading low) so far in 2017 is 2.8%. Since 1928 the only year with a smaller maximum drawdown was in 1995. Of course, we are only halfway through 2017 and things could change, but stocks have been very smooth overall.

So far, there have been numerous news events that might have started a chain reaction of greater volatility, including President Trump’s tweets, the firing of FBI director James Comey, the failure of the House version of ACA repeal/replace, two Fed rate hikes, the Fed’s signal that it would start reducing its large balance sheet, the ECB QE reduction, China’s overstressed banking system, numerous terrorist attacks, North Korean nuclear tests, the UK election results, volatile oil prices, obvious signs of Russian interference in US elections, the WannaCry ransomware virus, surging Bitcoin prices and the list goes on. The point is investors have remained calm and optimistic in the face of a lot of news. The certain answers are that volatility will not stay low forever and that we cannot predict the Black Swan that will usher in higher volatility. These truths are bedrock to our philosophy of strategic, diversified portfolios.

With Market Valuations Above Historic Norms, Are Stocks and Bonds Really Risky?

Valuations are higher than normal and that means (all else equal) risks are higher than when valuations were at normal levels. “All else equal” is the key to this discussion. If fundamentals such as earnings and dividends improve significantly, forward valuations won’t turn out to be as high as they now appear. If other fundamentals such as inflation and interest rates hold steady at very low levels, higher equity valuations may not be a problem.

Nonetheless, it is difficult to ignore the fact US stocks entered 2017 with relatively high valuations and they are now even higher. The TOPS Portfolio Management Team monitors valuations by ranking the current index p/e’s (historical P/E) versus monthly data from the past 20 years. Large, mid and small cap stocks are currently above the 80th percentile compared to values over the last 20 years.

The valuation story is similar for bonds. The 10 year US Treasury Bond (10UST) yield hit an all-time low of 1.37% a year ago, but that was with short rates at 0.50%. With Fed Funds now at 1.25%, how much lower (more highly valued) can the 10UST get versus its current 2.3% yield?

Our answer to this section’s question is that US stocks AND bonds look fully valued on the surface– which heightens the risk of volatility should something happen to shatter the optimism/complacency of investors discussed in the prior section.

The situation is somewhat different for international investments, even after their strong relative performance this year. Perhaps the leadership trend is finally shifting – returns of US stocks had nearly doubled those of developed international and tripled the returns of EM over the last 5 years. We have discussed this many times and conclude that the strong USD, better US economic growth and stronger US earnings prospects were the primary drivers. Each of these factors has shifted in favor of international this year, and foreign valuations were already less rich. The case for significant strategic exposure to international markets is one we continue to strongly support.

Will Central Bank Actions Impact the Markets?

Globally, Central Banks have flooded the markets with liquidity over the past 8 years. Since economic growth has been slow, the liquidity flowed into assets such as stocks, bonds, housing and commercial real estate. Confidence in the Central Bankers as backstops to any price downturns created strong demand for what may eventually turn out to be overvalued assets. If history is a guide, the belief in the Central Bankers ability to reverse their unprecedented actions since 2009 will bring grief to many investors. The fact the US Fed and the ECB are trying to figure this out simultaneously is certainly a concern.

We don’t fully subscribe to the common worry that reduced stimulus raises the risk of recession. Every post WWII recession began with an inverted yield curve and it generally takes a while for the curve to impact the economy enough to cause a slowdown that can morph into a recession. Now, the yield curve is still solidly positive. Depending on the outcome of healthcare and tax reform legislation, “animal spirits” could still be unleashed and the Trump Trade could resume. We will continue to closely monitor whether the hard data changes, but at this time signs of recession are not apparent.

Portfolio Strategies

The TOPS strategy for managing globally diversified portfolios is focused on optimizing risk adjusted returns. Consensus forecasts indicate the growth rate of the global economy is improving modestly. Global equities are at relatively high valuations, but stronger economies generally lead to stronger earnings. While it appears to us that interest rates will rise somewhat globally, the absence of inflation and the presence of high demand for fixed income should moderate any increase that develops. As always, we are constantly analyzing the markets and economy for indications that changes to the TOPS portfolios are necessary. We believe the portfolios are appropriately structured for the current environment.

Summary of the Milliman Managed Risk Strategy™ (MMRS)

Equity markets were eerily calm as realized volatility remained exceptionally low during the first month of the year. For both the S&P 500 and MSCI Emerging Markets indices, there has been only one January over the past 30 years when volatility was lower than it was in January 2017. Similarly, there have only been two Januarys in the history of the VIX volatility index (dating back to 1990) when the daily average was lower than it was this January. This low volatility meant that the TOPS Managed Risk Growth, Moderate and Balanced Portfolios maintained their maximum respective equity allocations throughout all of January.

Volatility in February was lower than it was in January across nearly every segment of the capital markets. Accordingly, TOPS Managed-Risk Growth, Moderate and Conservative Portfolios maintained their maximum respective equity allocations throughout the month.

Equity market volatility climbed in March from the lower end of its 12-month range. The increase, while large on a relative basis, was not sufficient to cause a reduction in the net equity allocation in any of TOPS Managed Risk Funds. Accordingly, TOPS Managed Risk Growth, Moderate and Balanced Funds all maintained their maximum respective equity allocations through the entire month.

Realized equity market volatility increased in April even as implied volatility declined. International developed-equity market volatility touched its year-to-date high, but nevertheless remained low by historical standards. After declining for several months, correlations between domestic and international equity markets edged higher in April. However, this was offset by a lower correlation between domestic stock and bond markets, helping to reduce volatility in a diversified portfolio. This ongoing low volatility meant that TOPS Managed Risk Growth, Moderate and Balanced ETF portfolios all maintained their maximum respective equity allocations throughout April.

Apart from a brief modest increase in the middle of the month, global equity market volatility in May extended its low year-to-date trend. By way of context, year-to-date volatilities across U.S., developed and emerging equity markets have exhibited about two-thirds of their average volatilities during the five years prior to 2017. For the TOPS Managed Risk Growth, Moderate & Balanced ETF Portfolios, the low equity market volatility has again resulted in each Portfolio maintaining its maximum respective equity allocation throughout the month, enabling them to participate in May’s strong global equity market returns.

The volatility levels of broad segments of the global equity market remained low in June, but reversed course. After pushing higher in May, the volatility of US and developed market equities edged lower in June, while emerging market equity volatility changed direction and trended steadily higher. At mid-month, the volatility of the S&P 500 touched its lowest point since February; looking back even further, the first six months of 2017 marked the lowest volatility the S&P 500 has exhibited during the first half of a calendar year in the last 50 years. June’s low volatility meant that the TOPS Managed Risk Growth, Moderate and Balanced ETF Portfolios all maintained their respective maximum equity allocations throughout the month.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400®measures the mid-cap segment of the U.S.equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600®measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The MSCI EAFE®Index is a free float -adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float -adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds , government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The PIMCO 0-5 Year High Yield Corporate Bond Index ETF tracks the BofA Merrill Lynch 0- 5 Year US High Yield Constrained Index. The BofA Merrill Lynch 0-5 Year US High Yield Constrained Index is an unmanaged index comprised of US dollar denominated below investment grade corporate debt securities publicly issued in the US domestic market with remaining maturities of less than 5 years.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results.

8101-NLD-8/2/2017

TOPS® Managed Risk Balanced ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2017

The Portfolio’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Balanced ETF Portfolio
Class 1	4.97%	8.06%	4.81%	4.25%	N/A	N/A
Class 2	4.82%	7.81%	4.55%	4.00%	N/A	N/A
Class 3	4.80%	7.70%	4.58%	N/A	3.96%	N/A
Class 4	4.62%	7.44%	4.11%	N/A	3.49%	N/A
Investor Class	4.60%	7.43%	N/A	N/A	N/A	2.39%
S&P 500 Total Return Index *****	9.34%	17.90%	14.63%	13.39%	13.53%	9.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.61%, 0.86%, 0.96%, 1.21%, and 1.11% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2017	% of Net Assets
Equity Funds	45.0%
Debt Funds	43.2%
Other Assets/Cash & Cash Equivalents	11.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2017

The Portfolio’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (4/26/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Growth ETF Portfolio
Class 1	7.69%	12.62%	5.50%	3.74%	N/A	N/A
Class 2	7.54%	12.24%	5.22%	3.48%	N/A	N/A
Class 3	7.47%	12.21%	5.18%	N/A	4.21%	N/A
Class 4	7.37%	11.94%	5.03%	N/A	4.14%	N/A
Investor Class	7.28%	11.85%	N/A	N/A	N/A	1.48%
S&P 500 Total Return Index *****	9.34%	17.90%	14.63%	12.36%	13.53%	9.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.59%, 0.84%, 0.94%, 1.19%, and 1.09% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2017	% of Net Assets
Equity Funds	76.5%
Debt Funds	11.7%
Other Assets/Cash & Cash Equivalents	11.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2017

The Portfolio’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Moderate Growth ETF Portfolio
Class 1	6.17%	10.92%	5.59%	4.68%	N/A	N/A
Class 2	6.02%	10.66%	5.32%	4.46%	N/A	N/A
Class 3	6.03%	10.60%	5.31%	N/A	4.42%	N/A
Class 4	5.98%	10.32%	4.94%	N/A	4.23%	N/A
Investor Class	5.72%	10.17%	N/A	N/A	N/A	1.94%
S&P 500 Total Return Index *****	9.34%	17.90%	14.63%	13.39%	13.53%	9.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.60%, 0.85%, 0.95%, 1.20%, and 1.10% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2017	% of Net Assets
Equity Funds	58.6%
Debt Funds	29.7%
Other Assets/Cash & Cash Equivalents	11.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares				Fair Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 43.2%
1,346,012	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$33,051,325
130,513	iShares 1-3 Year Treasury Bond ETF			11,027,043
356,011	iShares 3-7 Year Treasury Bond ETF			43,992,279
216,709	iShares Floating Rate Bond ETF			11,034,822
313,163	iShares iBoxx $ High Yield Corporate Bond ETF			27,680,478
319,398	iShares iBoxx $ Investment Grade Corporate Bond ETF			38,490,653
633,692	PIMCO 1-5 Year U.S. TIPS Index ETF			33,059,712
477,003	PowerShares Senior Loan Portfolio			11,037,849
719,865	SPDR Bloomberg Barclays Short Term Corporate Bond ETF			22,056,664
581,663	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			10,987,614
208,989	Vanguard Mortgage-Backed Securities ETF			11,005,361
201,762	Vanguard Total International Bond ETF			10,967,782
				264,391,582
	EQUITY FUNDS - 45.0%
194,455	FlexShares Global Upstream Natural Resources Index Fund			5,555,579
195,340	Guggenheim MSCI Global Timber			5,580,864
127,212	iShares Core S&P Mid-Cap ETF			22,128,527
315,089	iShares Core S&P Small-Cap ETF			22,090,890
281,031	iShares S&P 500 Growth ETF			38,459,092
579,905	iShares S&P 500 Value ETF			60,866,829
63,067	Vanguard Energy ETF			5,581,429
292,532	Vanguard Global ex-U.S. Real Estate ETF			16,454,925
879,388	Vanguard FTSE All-World ex-US ETF			43,995,782
102,388	Vanguard FTSE All World ex-US Small-Cap ETF			11,070,191
541,538	Vanguard FTSE Emerging Markets ETF			22,110,997
45,500	Vanguard Materials ETF			5,532,800
196,954	Vanguard REIT ETF			16,392,481
				275,820,386
	TOTAL EXCHANGE TRADED FUNDS (Cost - $502,998,061)			540,211,968

	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUNDS - 11.5%
28,750,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 0.86% (a)			28,750,000
41,828,136	STIT - Government & Agency Portfolio, Institutional Class - 0.89% (a)			41,828,136
				70,578,136

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.3%
$2,000,000	United States Treasury Bill (c)	0.95%	9/21/2017	1,995,672

	TOTAL SHORT-TERM INVESTMENTS (Cost - $72,573,808)			72,573,808

	TOTAL INVESTMENTS - 100.0% (Cost - $575,571,869) (d)			$612,785,776
	OTHER ASSETS AND LIABILITIES - NET - (0.0)%			(234,371)
	TOTAL NET ASSETS - 100.0%			$612,551,405

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2017.

(b)	Represents discount rate at time of purchase.

(c)	All or a portion of this security held as collateral for futures contracts.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $577,998,499 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$38,182,546
Unrealized depreciation:	(3,395,269)
Net unrealized appreciation:	$34,787,277

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017 (Unaudited)

		Unrealized
Contracts		Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
65	MSCI EAFE Index Mini September 2017
	(Underlying Face Amount at Value $6,141,200)	$18,414
101	MSCI Emerging Market Index Mini September 2017
	(Underlying Face Amount at Value $5,091,915)	40,732
62	Russell 2000 Index Mini September 2017
	(Underlying Face Amount at Value $4,384,330)	(9,837)
73	S&P 500 Index E-Mini September 2017
	(Underlying Face Amount at Value $8,836,285)	(27,106)
21	S&P Midcap 400 Index E-Mini September 2017
	(Underlying Face Amount at Value $3,666,810)	(23,337)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	$(1,134)

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares				Fair Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 11.7%
698,690	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$17,156,333
138,599	iShares 3-7 Year Treasury Bond ETF			17,126,678
390,141	iShares iBoxx $ High Yield Corporate Bond ETF			34,484,563
164,469	PIMCO 1-5 Year U.S. TIPS Index ETF			8,580,348
1,358,687	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			25,665,597
162,724	Vanguard Mortgage-Backed Securities ETF			8,569,046
				111,582,565
	EQUITY FUNDS - 76.5%
1,211,300	FlexShares Global Upstream Natural Resources Index Fund			34,606,841
304,277	Guggenheim MSCI Global Timber			8,693,194
545,156	iShares Core S&P Mid-Cap ETF			94,829,886
1,228,081	iShares Core S&P Small-Cap ETF			86,100,759
876,887	iShares S&P 500 Growth ETF			120,001,986
1,067,547	iShares S&P 500 Value ETF			112,049,733
98,205	Vanguard Energy ETF			8,691,143
2,917,734	Vanguard FTSE All-World ex-US ETF			145,974,232
159,450	Vanguard FTSE All World ex-US Small-Cap ETF			17,239,734
1,147,821	Vanguard FTSE Emerging Markets ETF			46,865,531
455,538	Vanguard Global ex-U.S. Real Estate ETF			25,624,013
70,862	Vanguard Materials ETF			8,616,819
204,485	Vanguard REIT ETF			17,019,287
104,822	WisdomTree Emerging Markets SmallCap Dividend Fund			4,795,607
				731,108,765
	TOTAL EXCHANGE TRADED FUNDS (Cost - $735,778,803)			842,691,330

	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUNDS - 11.5%
30,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 0.86% (a)			30,000,000
30,000,000	Federated Prime Cash Obligations Fund, Institutional Class 0.85% (a)			30,000,000
49,289,689	STIT - Government & Agency Portfolio, Institutional Class - 0.89% (a)			49,289,689
				109,289,689

Principal		Coupon (c)	Maturity
	U.S. TREASURY BILL - 0.4%
$4,000,000	United States Treasury Bill (b)	0.95%	9/21/2017	3,991,344

	TOTAL SHORT-TERM INVESTMENTS (Cost - $113,281,033)			113,281,033

	TOTAL INVESTMENTS - 100.1% (Cost - $849,059,836) (d)			$955,972,363
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%			(755,340)
	TOTAL NET ASSETS - 100.0%			$955,217,023

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2017.

(b)	All or a portion of this security may be held as collateral for futures contracts.

(c)	Represents discount rate at time of purchase.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $853,467,320 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$105,945,463
Unrealized depreciation:	(3,440,420)
Net unrealized appreciation:	$102,505,043

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017 (Unaudited)

		Unrealized
Contracts		Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
189	MSCI EAFE Index Mini September 2017
	(Underlying Face Amount at Value $17,856,720)	$53,542
269	MSCI Emerging Market Index Mini September 2017
	(Underlying Face Amount at Value $13,561,635)	108,485
234	Russell 2000 Index Mini September 2017
	(Underlying Face Amount at Value $16,547,310)	(37,127)
152	S&P 500 Index E-Mini September 2017
	(Underlying Face Amount at Value $18,398,840)	(56,439)
65	S&P Midcap 400 Index E-Mini September 2017
	(Underlying Face Amount at Value $11,349,650)	(72,110)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	$(3,649)

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares				Fair Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 29.7%
1,101,362	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$27,043,944
213,583	iShares 1-3 Year Treasury Bond ETF			18,045,628
72,826	iShares 3-7 Year Treasury Bond ETF			8,999,109
512,488	iShares iBoxx $ High Yield Corporate Bond ETF			45,298,814
522,689	iShares iBoxx $ Investment Grade Corporate Bond ETF			62,989,251
518,513	PIMCO 1-5 Year U.S. TIPS Index ETF			27,050,823
780,608	PowerShares Senior Loan Portfolio			18,063,269
1,472,557	SPDR Bloomberg Barclays Short Term Corporate Bond ETF			45,119,147
951,881	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			17,981,032
342,008	Vanguard Mortgage-Backed Securities ETF			18,010,141
165,089	Vanguard Total International Bond ETF			8,974,238
				297,575,396
	EQUITY FUNDS - 58.6%
954,694	FlexShares Global Upstream Natural Resources Index Fund			27,275,608
319,682	Guggenheim MSCI Global Timber			9,133,315
416,356	iShares Core S&P Mid-Cap ETF			72,425,126
774,281	iShares Core S&P Small-Cap ETF			54,284,841
723,686	iShares S&P 500 Growth ETF			99,036,429
948,317	iShares S&P 500 Value ETF			99,535,352
103,202	Vanguard Energy ETF			9,133,377
886,231	Vanguard FTSE Emerging Markets ETF			36,184,812
2,164,110	Vanguard FTSE All-World ex-US ETF			108,270,423
167,561	Vanguard FTSE All World ex-US Small-Cap ETF			18,116,695
478,723	Vanguard Global ex-U.S. Real Estate ETF			26,928,169
74,453	Vanguard Materials ETF			9,053,485
214,877	Vanguard REIT ETF			17,884,213
				587,261,845
	TOTAL EXCHANGE TRADED FUNDS (Cost - $803,521,219)			884,837,241

	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUNDS - 11.5%
35,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 0.86% (a)			35,000,000
35,000,000	Federated Prime Cash Obligations Fund, Institutional Class 0.85% (a)			35,000,000
45,572,107	STIT - Government & Agency Portfolio, Institutional Class - 0.89% (a)			45,572,107
				115,572,107

Principal		Coupon (c)	Maturity
	U.S. TREASURY BILL - 0.4%
$4,000,000	United States Treasury Bill (b)	0.95%	9/21/2017	3,991,344

	TOTAL SHORT-TERM INVESTMENTS (Cost - $119,563,451)			119,563,451

	TOTAL INVESTMENTS - 100.2% (Cost - $923,084,670) (d)			$1,004,400,692
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%			(2,297,978)
	TOTAL NET ASSETS - 100.0%			$1,002,102,714

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2017.

(b)	All or a portion of this security held as collateral for futures contracts.

(c)	Represents discount rate at time of purchase.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $926,995,104 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$82,966,133
Unrealized depreciation:	(5,560,545)
Net unrealized appreciation:	$77,405,588

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017 (Unaudited)

		Unrealized
Contracts		Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
165	MSCI EAFE Index Mini September 2017
	(Underlying Face Amount at Value $15,589,200)	$46,698
255	MSCI Emerging Market Index Mini September 2017
	(Underlying Face Amount at Value $12,855,825)	102,839
182	Russell 2000 Index Mini September 2017
	(Underlying Face Amount at Value $12,870,130)	(28,876)
151	S&P 500 Index E-Mini September 2017
	(Underlying Face Amount at Value $18,277,795)	(56,068)
66	S&P Midcap 400 Index E-Mini September 2017
	(Underlying Face Amount at Value $11,524,260)	(73,347)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	$(8,754)

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities
June 30, 2017 (Unaudited)

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investments in securities, at cost	$575,571,869	$849,059,836	$923,084,670
Investments in securities, at value	$612,785,776	$955,972,363	$1,004,400,692
Receivable for securities sold	1,570,114	2,625,253	2,920,877
Receivable for Portfolio shares sold	401,087	507,614	208,736
Interest and dividends receivable	143,001	224,113	233,176
Deposits with Broker	30,644	69,874	78,674
Total Assets	614,930,622	959,399,217	1,007,842,155
Liabilities:
Payable for Portfolio shares redeemed	153,259	403,214	968,736
Payable for securities purchased	1,885,865	3,249,303	4,204,507
Accrued investment advisory fees	151,401	237,498	249,472
Accrued distribution (12b-1) fees	137,092	209,364	224,816
Unrealized depreciation on futures contracts	1,134	3,649	8,754
Payable to related parties and administrative service fees	50,466	79,166	83,156
Total Liabilities	2,379,217	4,182,194	5,739,441
Net Assets	$612,551,405	$955,217,023	$1,002,102,714
Components of Net Assets:
Paid in capital	$556,662,859	$840,075,297	$904,128,551
Undistributed net investment income	12,598,004	20,683,630	21,954,924
Accumulated net realized gain (loss) on investments and futures contracts	6,077,769	(12,450,782)	(5,288,029)
Net unrealized appreciation on investments and futures contracts	37,212,773	106,908,878	81,307,268
Net Assets	$612,551,405	$955,217,023	$1,002,102,714

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2017 (Unaudited)

	Managed Risk		Managed Risk		Managed Risk
	Balanced		Growth		Moderate Growth
	ETF Portfolio		ETF Portfolio		ETF Portfolio

Class 1 Shares:
Net assets	$397,399		$29,528,988		$1,698,186
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	33,620		2,509,456		140,996

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.82		$11.77		$12.04

Class 2 Shares:
Net assets	$507,961,446		$740,145,529		$812,826,251
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	43,264,714		63,294,308		67,829,135

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.74		$11.69		$11.98

Class 3 Shares:
Net assets	$92,567,189		$175,127,423		$179,310,743
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	7,848,936		15,036,022		15,002,166

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.79		$11.65		$11.95

Class 4 Shares:
Net assets	$11,625,359		$10,415,071		$8,267,521
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	1,005,371		893,780		696,151

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.56		$11.65		$11.88

Investor Class Shares:
Net assets	$12		$12		$13
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.29	(a)	$12.08	(a)	$12.57	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Operations
For the Six Months Ended June 30, 2017 (Unaudited)

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income	$5,257,902	$8,498,544	$9,010,023
Interest income	211,163	331,079	348,164
Total Investment Income	5,469,065	8,829,623	9,358,187
Expenses:
Investment advisory fees	914,043	1,435,695	1,502,639
Distribution fees (12b-1) - Class 2 Shares	635,163	933,642	1,020,711
Distribution fees (12b-1) - Class 3 Shares	155,881	299,787	306,943
Distribution fees (12b-1) - Class 4 Shares	34,986	30,466	24,429
Related parties and administrative service fees	304,681	478,565	500,880
Total Expenses	2,044,754	3,178,155	3,355,602
Net Investment Income	3,424,311	5,651,468	6,002,585
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on:
Investments	4,817,365	16,342,709	13,085,997
Futures contracts	2,371,817	5,839,779	5,372,150
	7,189,182	22,182,488	18,458,147
Net change in unrealized appreciation on:
Unaffiliated Investments	18,170,544	41,308,133	34,143,305
Futures contracts	372,941	1,080,494	893,664
	18,543,485	42,388,627	35,036,969
Net Realized and Unrealized Gain on Investments and Futures Contracts	25,732,667	64,571,115	53,495,116
Net Increase in Net Assets Resulting from Operations	$29,156,978	$70,222,583	$59,497,701

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$3,424,311	$9,174,853
Net realized gain on investments and futures contracts	7,189,182	1,593,978
Distributions of realized gains by underlying investment companies	—	312
Net change in unrealized appreciation on investments and futures contracts	18,543,485	25,975,846
Net increase in net assets resulting from operations	29,156,978	36,744,989
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(13,006)
Class 2	—	(6,726,128)
Class 3	—	(1,086,424)
Class 4	—	(109,157)
Total distributions to shareholders	—	(7,934,715)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 2	21,491,807	66,541,740
Class 3	11,093,335	28,063,874
Class 4	40,314	187,409
Investor Class	—	1
Reinvestment of distributions
Class 1	—	13,006
Class 2	—	6,726,128
Class 3	—	1,086,424
Class 4	—	109,157
Cost of shares redeemed
Class 1	(138,327)	(449,561)
Class 2	(49,653,070)	(117,157,993)
Class 3	(9,727,041)	(13,519,628)
Class 4	(539,868)	(1,848,226)
Investor Class	—	(1)
Net decrease in net assets from share transactions of beneficial interest	(27,432,850)	(30,247,670)
Total increase (decrease) in net assets	1,724,128	(1,437,396)
Net Assets:
Beginning of period	610,827,277	612,264,673
End of period	$612,551,405	$610,827,277
Undistributed net investment income at end of period	$12,598,004	$9,173,693

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Reinvested	—	1,173
Shares Redeemed	(11,743)	(40,369)
Net decrease in shares of beneficial interest outstanding	(11,743)	(39,196)

Class 2
Shares Sold	1,857,682	6,065,479
Shares Reinvested	—	609,251
Shares Redeemed	(4,302,613)	(10,667,132)
Net decrease in shares of beneficial interest outstanding	(2,444,931)	(3,992,402)

Class 3
Shares Sold	955,540	2,549,523
Shares Reinvested	—	97,876
Shares Redeemed	(838,955)	(1,215,351)
Net increase in shares of beneficial interest outstanding	116,585	1,432,048

Class 4
Shares Sold	3,540	17,880
Shares Reinvested	—	10,014
Shares Redeemed	(47,193)	(171,422)
Net decrease in shares of beneficial interest outstanding	(43,653)	(143,528)

Investor Class
Shares Sold	—	0	(a)
Shares Redeemed	—	(0	) (a)
Net increase in shares of beneficial interest outstanding	—	0

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$5,651,468	$15,032,889
Net realized gain (loss) on investments and futures contracts	22,182,488	(20,056,230)
Distributions of realized gains by underlying investment companies	—	245
Net change in unrealized appreciation on investments and futures contracts	42,388,627	59,102,476
Net increase in net assets resulting from operations	70,222,583	54,079,380
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(597,989)
Class 2	—	(12,756,332)
Class 3	—	(2,641,138)
Class 4	—	(136,643)
Total distributions to shareholders	—	(16,132,102)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 2	12,671,311	51,929,321
Class 3	7,619,376	17,288,037
Class 4	132,996	186,845
Investor Class	—	1
Reinvestment of distributions
Class 1	—	597,989
Class 2	—	12,756,332
Class 3	—	2,641,138
Class 4	—	136,643
Cost of shares redeemed
Class 1	(604,473)	(5,763,106)
Class 2	(79,889,162)	(189,671,067)
Class 3	(13,262,674)	(26,176,820)
Class 4	(671,170)	(1,282,102)
Investor Class	—	(1)
Net decrease in net assets from share transactions of beneficial interest	(74,003,796)	(137,356,790)
Total decrease in net assets	(3,781,213)	(99,409,512)
Net Assets:
Beginning of period	958,998,236	1,058,407,748
End of period	$955,217,023	$958,998,236
Undistributed net investment income at end of period	$20,683,630	$15,032,162

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Reinvested	—	56,414
Shares Redeemed	(53,182)	(535,911)
Net decrease in shares of beneficial interest outstanding	(53,182)	(479,497)

Class 2
Shares Sold	1,112,867	4,901,566
Shares Reinvested	—	1,207,986
Shares Redeemed	(7,015,631)	(17,826,051)
Net decrease in shares of beneficial interest outstanding	(5,902,764)	(11,716,499)

Class 3
Shares Sold	669,410	1,634,860
Shares Reinvested	—	251,059
Shares Redeemed	(1,172,186)	(2,471,465)
Net decrease in shares of beneficial interest outstanding	(502,776)	(585,546)

Class 4
Shares Sold	11,591	17,570
Shares Reinvested	—	12,952
Shares Redeemed	(60,130)	(123,820)
Net decrease in shares of beneficial interest outstanding	(48,539)	(93,298)

Investor Class
Shares Sold	—	0	(a)
Shares Redeemed	—	(0	) (a)
Net increase in shares of beneficial interest outstanding	—	0

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$6,002,585	$15,953,456
Net realized gain (loss) on investments and futures contracts	18,458,147	(12,064,858)
Distributions of realized gains by underlying investment companies	—	505
Net change in unrealized appreciation on investments and futures contracts	35,036,969	57,171,937
Net increase in net assets resulting from operations	59,497,701	61,061,040
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(28,142)
Class 2	—	(12,450,210)
Class 3	—	(2,480,564)
Class 4	—	(98,851)
Total distributions to shareholders	—	(15,057,767)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 2	23,024,477	54,399,577
Class 3	17,450,034	47,057,640
Class 4	43,137	97,353
Investor Class	—	1
Reinvestment of distributions
Class 1	—	28,142
Class 2	—	12,450,210
Class 3	—	2,480,564
Class 4	—	98,851
Cost of shares redeemed
Class 1	(20,086)	(1,422,263)
Class 2	(73,869,084)	(165,654,714)
Class 3	(18,247,926)	(24,925,105)
Class 4	(531,642)	(1,312,927)
Investor Class	—	(1)
Net decrease in net assets from share transactions of beneficial interest	(52,151,090)	(76,702,672)
Total increase (decrease) in net assets	7,346,611	(30,699,399)
Net Assets:
Beginning of period	994,756,103	1,025,455,502
End of period	$1,002,102,714	$994,756,103
Undistributed net investment income at end of period	$21,954,924	$15,952,339

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Reinvested	—	2,549
Shares Redeemed	(1,729)	(131,572)
Net decrease in shares of beneficial interest outstanding	(1,729)	(129,023)

Class 2
Shares Sold	1,971,288	4,945,337
Shares Reinvested	—	1,131,837
Shares Redeemed	(6,294,099)	(15,049,331)
Net decrease in shares of beneficial interest outstanding	(4,322,811)	(8,972,157)

Class 3
Shares Sold	1,493,105	4,298,629
Shares Reinvested	—	225,917
Shares Redeemed	(1,556,566)	(2,255,997)
Net increase (decrease) in shares of beneficial interest outstanding	(63,461)	2,268,549

Class 4
Shares Sold	3,744	8,972
Shares Reinvested	—	9,044
Shares Redeemed	(46,348)	(119,181)
Net decrease in shares of beneficial interest outstanding	(42,604)	(101,165)

Investor Class
Shares Sold	—	0	(a)
Shares Redeemed	—	(0	) (a)
Net increase in shares of beneficial interest outstanding	—	0

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$11.26		$10.75	$11.68	$11.52	$10.75	$9.90
Income (loss) from investment operations:
Net investment income (a) (b)	0.08		0.18	0.12	0.18	0.17	0.23
Net realized and unrealized gain (loss) on investments and futures contracts	0.48		0.50	(0.61)	0.20	0.70	0.63
Total income (loss) from investment operations	0.56		0.68	(0.49)	0.38	0.87	0.86
Less distributions from:
Net investment income	—		(0.17)	(0.17)	(0.13)	(0.10)	(0.01)
Net realized gain	—		—	(0.27)	(0.09)	—	—
Total distributions	—		(0.17)	(0.44)	(0.22)	(0.10)	(0.01)
Net asset value, end of period	$11.82		$11.26	$10.75	$11.68	$11.52	$10.75
Total return (c)	4.97	% (f)	6.39%	(4.15)%	3.34%	8.08%	8.69%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$397		$511	$909	$5,250	$6,632	$5,314
Ratio of expenses to average net assets (d)	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.31	% (e)	1.62%	1.02%	1.51%	1.51%	2.24%
Portfolio turnover rate	10	% (f)	16%	20%	19%	25%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$11.20		$10.68	$11.62	$11.47	$10.71	$9.89
Income (loss) from investment operations:
Net investment income (a) (b)	0.07		0.16	0.14	0.15	0.14	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	0.47		0.50	(0.67)	0.20	0.71	0.57
Total income (loss) from investment operations	0.54		0.66	(0.53)	0.35	0.85	0.83
Less distributions from:
Net investment income	—		(0.14)	(0.14)	(0.11)	(0.09)	(0.01)
Net realized gain	—		—	(0.27)	(0.09)	—	—
Total distributions	—		(0.14)	(0.41)	(0.20)	(0.09)	(0.01)
Net asset value, end of period	$11.74		$11.20	$10.68	$11.62	$11.47	$10.71
Total return (c)	4.82	% (f)	6.22%	(4.50)%	3.06%	7.93%	8.39%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$507,961		$511,731	$531,055	$592,975	$529,690	$346,206
Ratio of expenses to average net assets (d)	0.65	% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.14	% (e)	1.50%	1.21%	1.32%	1.30%	2.49%
Portfolio turnover rate	10	% (f)	16%	20%	19%	25%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012 (a)

Net asset value, beginning of period	$11.25		$10.75	$11.69	$11.56	$10.83	$10.42
Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.16	0.13	0.15	0.22	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	0.48		0.49	(0.66)	0.20	0.61	0.22
Total income (loss) from investment operations	0.54		0.65	(0.53)	0.35	0.83	0.41
Less distributions from:
Net investment income	—		(0.15)	(0.14)	(0.13)	(0.10)	—
Net realized gain	—		—	(0.27)	(0.09)	—	—
Total distributions	—		(0.15)	(0.41)	(0.22)	(0.10)	—
Net asset value, end of period	$11.79		$11.25	$10.75	$11.69	$11.56	$10.83
Total return (d)	4.80%		6.02%	(4.54)%	3.00%	7.65%	3.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$92,567		$86,999	$67,731	$58,657	$40,788	$16	(g)
Ratio of expenses to average net assets (e)	0.75	% (f)	0.75%	0.75%	0.75%	0.75%	0.75	% (f)
Ratio of net investment income to average net assets (c) (e)	1.06	% (f)	1.47%	1.17%	1.25%	1.93%	2.72	% (f)
Portfolio turnover rate	10	% (g)	16%	20%	19%	25%	25%

(a)	The Managed Risk Balanced ETF Portfolio Class 3 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012 (a)

Net asset value, beginning of period	$11.05		$10.54	$11.49	$11.39	$10.69	$10.42
Income (loss) from investment operations:
Net investment income (b) (c)	0.05		0.12	0.10	0.13	0.13	0.76
Net realized and unrealized gain (loss) on investments and futures contracts	0.46		0.49	(0.65)	0.18	0.67	(0.49	) (d)
Total income (loss) from investment operations	0.51		0.61	(0.55)	0.31	0.80	0.27
Less distributions from:
Net investment income	—		(0.10)	(0.13)	(0.12)	(0.10)	—
Net realized gain	—		—	(0.27)	(0.09)	—	—
Total distributions	—		(0.10)	(0.40)	(0.21)	(0.10)	—
Net asset value, end of period	$11.56		$11.05	$10.54	$11.49	$11.39	$10.69
Total return (e)	4.62%		5.82%	(4.77)%	2.69%	7.47%	2.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$11,625		$11,587	$12,570	$11,319	$5,327	$284
Ratio of expenses to average net assets (f)	1.00	% (g)	1.00%	1.00%	1.00%	1.00%	1.00	% (g)
Ratio of net investment income to average net assets (c) (f)	0.80	% (g)	1.14%	0.89%	1.08%	1.16%	10.49	% (g)
Portfolio turnover rate	10	% (h)	16%	20%	19%	25%	25%

(a)	The Managed Risk Balanced ETF Portfolio Class 4 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations for the period ended December 31, 2012 due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2017		Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.75		$11.09	$11.74
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.16	0.05
Net realized and unrealized gain (loss) on investments	0.47		0.50	(0.70)
Total income (loss) from investment operations	0.54		0.66	(0.65)
Net asset value, end of period	$12.29		$11.75	$11.09
Total return (d)	4.60%		5.95%	(5.54)%
Ratios and Supplemental Data:
Net assets, end of period	$12	(g)	$12 (g)	$11	(g)
Ratio of expenses to average net assets (e)	0.90	% (f)	0.90%	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	0.89	% (f)	1.25%	0.96	% (f)
Portfolio turnover rate	10	% (h)	16%	20%

(a)	The Managed Risk Balanced ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$10.93		$10.53	$11.82	$11.77	$10.22	$9.43
Income (loss) from investment operations:
Net investment income (a) (b)	0.08		0.19	0.18	0.19	0.18	0.21
Net realized and unrealized gain (loss) on investments and futures contracts	0.76		0.42	(1.23)	(0.02)	1.48	0.59
Total income (loss) from investment operations	0.84		0.61	(1.05)	0.17	1.66	0.80
Less distributions from:
Net investment income	—		(0.21)	(0.19)	(0.12)	(0.11)	(0.01)
Net realized gain	—		—	(0.05)	—	—	—
Total distributions	—		(0.21)	(0.24)	(0.12)	(0.11)	(0.01)
Net asset value, end of period	$11.77		$10.93	$10.53	$11.82	$11.77	$10.22
Total return (c)	7.69	% (f)	5.87%	(8.86)%	1.49%	16.32%	8.45%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$29,529		$28,004	$32,032	$39,059	$36,004	$24,123
Ratio of expenses to average net assets (d)	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b) (d)	1.47	% (e)	1.74%	1.59%	1.64%	1.66%	2.12%
Portfolio turnover rate	10	% (f)	12%	15%	14%	15%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$10.87		$10.47	$11.76	$11.71	$10.19	$9.42
Income (loss) from investment operations:
Net investment income (a) (b)	0.07		0.16	0.15	0.17	0.15	0.24
Net realized and unrealized gain (loss) on investments and futures contracts	0.75		0.42	(1.23)	(0.02)	1.47	0.54
Total income (loss) from investment operations	0.82		0.58	(1.08)	0.15	1.62	0.78
Less distributions from:
Net investment income	—		(0.18)	(0.16)	(0.10)	(0.10)	(0.01)
Net realized gain	—		—	(0.05)	—	—	—
Total distributions	—		(0.18)	(0.21)	(0.10)	(0.10)	(0.01)
Net asset value, end of period	$11.69		$10.87	$10.47	$11.76	$11.71	$10.19
Total return (c)	7.54	% (f)	5.57%	(9.15)%	1.31%	15.96%	8.24%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$740,146		$752,397	$847,241	$1,029,438	$888,391	$573,528
Ratio of expenses to average net assets (d)	0.65	% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.19	% (e)	1.50%	1.34%	1.41%	1.40%	2.43%
Portfolio turnover rate	10	% (f)	12%	15%	14%	15%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012 (a)

Net asset value, beginning of period	$10.84		$10.44	$11.72	$11.70	$10.15	$9.95
Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.15	0.14	0.16	0.26	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	0.75		0.42	(1.22)	(0.02)	1.40	0.03
Total income (loss) from investment operations	0.81		0.57	(1.08)	0.14	1.66	0.20
Less distributions from:
Net investment income	—		(0.17)	(0.15)	(0.12)	(0.11)	—
Net realized gain	—		—	(0.05)	—	—	—
Total distributions	—		(0.17)	(0.20)	(0.12)	(0.11)	—
Net asset value, end of period	$11.65		$10.84	$10.44	$11.72	$11.70	$10.15
Total return (d)	7.47%		5.51%	(9.22)%	1.18%	16.43%	2.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$175,127		$168,368	$168,305	$206,885	$133,241	$15	(g)
Ratio of expenses to average net assets (e)	0.75	% (f)	0.75%	0.75%	0.75%	0.75%	0.75	% (f)
Ratio of net investment income to average net assets (c) (e)	1.12	% (f)	1.44%	1.24%	1.35%	2.28%	2.67	% (f)
Portfolio turnover rate	10	% (h)	12%	15%	14%	15%	8%

(a)	The Managed Risk Growth ETF Portfolio Class 3 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012 (a)

Net asset value, beginning of period	$10.85		$10.46	$11.77	$11.77	$10.28	$9.95
Income (loss) from investment operations:
Net investment income (b) (c)	0.05		0.12	0.13	0.14	0.17	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	0.75		0.41	(1.23)	(0.04)	1.43	(0.14	) (d)
Total income (loss) from investment operations	0.80		0.53	(1.10)	0.10	1.60	0.33
Less distributions from:
Net investment income	—		(0.14)	(0.16)	(0.10)	(0.11)	—
Net realized gain	—		—	(0.05)	—	—	—
Total distributions	—		(0.14)	(0.21)	(0.10)	(0.11)	—
Net asset value, end of period	$11.65		$10.85	$10.46	$11.77	$11.77	$10.28
Total return (e)	7.37%		5.15%	(9.38)%	0.88%	15.64%	3.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$10,415		$10,228	$10,829	$7,510	$4,689	$151
Ratio of expenses to average net assets (f)	1.00	% (g)	1.00%	1.00%	1.00%	1.00%	1.00	% (g)
Ratio of net investment income to average net assets (c) (f)	0.87	% (g)	1.17%	1.13%	1.16%	1.48%	6.97	% (g)
Portfolio turnover rate	10	% (h)	12%	15%	14%	15%	8%

(a)	The Managed Risk Growth ETF Portfolio Class 4 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations for the period ended December 31, 2012 due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2017		Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.26		$10.68	$11.74
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.16	0.05
Net realized and unrealized gain (loss) on investments	0.75		0.42	(1.11)
Total income (loss) from investment operations	0.82		0.58	(1.06)
Net asset value, end of period	$12.08		$11.26	$10.68
Total return (d)	7.28%		5.43%	(9.03)%
Ratios and Supplemental Data:
Net assets, end of period	$12	(g)	$11 (g)	$11	(g)
Ratio of expenses to average net assets (e)	0.90	% (f)	0.90%	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	0.94	% (f)	1.25%	1.09	% (f)
Portfolio turnover rate	10	% (h)	12%	15%

(a)	The Managed Risk Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized

(g)	Actual net assets, not truncated.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$11.34		$10.84	$12.02	$11.93	$10.68	$9.82
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.18	0.17	0.20	0.18	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.61		0.52	(0.90)	0.18	1.17	0.62
Total income (loss) from investment operations	0.70		0.70	(0.73)	0.38	1.35	0.87
Less distributions from:
Net investment income	—		(0.20)	(0.19)	(0.15)	(0.10)	(0.01)
Net realized gain	—		—	(0.26)	(0.14)	—	—
Total distributions	—		(0.20)	(0.45)	(0.29)	(0.10)	(0.01)
Net asset value, end of period	$12.04		$11.34	$10.84	$12.02	$11.93	$10.68
Total return (c)	6.17	% (f)	6.50%	(6.10)%	3.16%	12.66%	8.88%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$1,698		$1,618	$2,945	$6,286	$6,389	$6,068
Ratio of expenses to average net assets (d)	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b) (d)	1.48	% (e)	1.68%	1.44%	1.65%	1.57%	2.46%
Portfolio turnover rate	10	% (f)	13%	20%	19%	25%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$11.30		$10.79	$11.97	$11.90	$10.67	$9.83
Income (loss) from investment operations:
Net investment income (a) (b)	0.07		0.17	0.16	0.18	0.17	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	0.61		0.51	(0.92)	0.15	1.15	0.58
Total income (loss) from investment operations	0.68		0.68	(0.76)	0.33	1.32	0.85
Less distributions from:
Net investment income	—		(0.17)	(0.16)	(0.12)	(0.09)	(0.01)
Net realized gain	—		—	(0.26)	(0.14)	—	—
Total distributions	—		(0.17)	(0.42)	(0.26)	(0.09)	(0.01)
Net asset value, end of period	$11.98		$11.30	$10.79	$11.97	$11.90	$10.67
Total return (c)	6.02	% (f)	6.31%	(6.36)%	2.81%	12.39%	8.66%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$812,826		$815,029	$875,534	$971,963	$814,589	$514,568
Ratio of expenses to average net assets (d)	0.65	% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.22	% (e)	1.59%	1.36%	1.46%	1.49%	2.57%
Portfolio turnover rate	10	% (f)	13%	20%	19%	25%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012 (a)

Net asset value, beginning of period	$11.27		$10.78	$11.96	$11.91	$10.67	$10.39
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.17	0.15	0.16	0.25	0.20
Net realized and unrealized gain (loss) on investments and futures contracts	0.61		0.49	(0.92)	0.17	1.09	0.08
Total income (loss) from investment operations	0.68		0.66	(0.77)	0.33	1.34	0.28
Less distributions from:
Net investment income	—		(0.17)	(0.15)	(0.14)	(0.10)	—
Net realized gain	—		—	(0.26)	(0.14)	—	—
Total distributions	—		(0.17)	(0.41)	(0.28)	(0.10)	—
Net asset value, end of period	$11.95		$11.27	$10.78	$11.96	$11.91	$10.67
Total return (d)	6.03%		6.14%	(6.46)%	2.75%	12.57%	2.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$179,311		$169,824	$137,981	$130,856	$101,414	$15	(g)
Ratio of expenses to average net assets (e)	0.75	% (f)	0.75%	0.75%	0.75%	0.75%	0.75	% (f)
Ratio of net investment income to average net assets (c) (e)	1.13	% (f)	1.56%	1.31%	1.36%	2.17%	2.95	% (f)
Portfolio turnover rate	10	% (h)	13%	20%	19%	25%	12%

(a)	The Managed Risk Moderate Growth ETF Portfolio Class 3 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012 (a)

Net asset value, beginning of period	$11.21		$10.71	$11.91	$11.89	$10.70	$10.39
Income (loss) from investment operations:
Net investment income (b) (c)	0.05		0.14	0.12	0.16	0.18	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	0.62		0.48	(0.91)	0.14	1.11	(0.27	) (d)
Total income (loss) from investment operations	0.67		0.62	(0.79)	0.30	1.29	0.31
Less distributions from:
Net investment income	—		(0.12)	(0.15)	(0.14)	(0.10)	—
Net realized gain	—		—	(0.26)	(0.14)	—	—
Total distributions	—		(0.12)	(0.41)	(0.28)	(0.10)	—
Net asset value, end of period	$11.88		$11.21	$10.71	$11.91	$11.89	$10.70
Total return (e)	5.98%		5.84%	(6.67)%	2.50%	12.07%	2.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$8,268		$8,285	$8,996	$9,508	$2,145	$77
Ratio of expenses to average net assets (f)	1.00	% (g)	1.00%	1.00%	1.00%	1.00%	1.00	% (g)
Ratio of net investment income to average net assets (c)(f)	0.87	% (g)	1.24%	1.02%	1.37%	1.56%	8.19	% (g)
Portfolio turnover rate	10	% (h)	13%	20%	19%	25%	12%

(a)	The Managed Risk Moderate Growth ETF Portfolio Class 4 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations for the period ended December 31, 2012 due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2017		Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.89		$11.21	$12.11
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.17	0.06
Net realized and unrealized gain (loss) on investments	0.61		0.51	(0.96)
Total income (loss) from investment operations	0.68		0.68	(0.90)
Net asset value, end of period	$12.57		$11.89	$11.21
Total return (d)	5.72%		6.07%	(7.43)%
Ratios and Supplemental Data:
Net assets, end of period	$13	(g)	$12 (g)	$11	(g)
Ratio of expenses to average net assets (e)	0.90	% (f)	0.90%	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	0.97	% (f)	1.34%	1.11	% (f)
Portfolio turnover rate	10	% (h)	13%	20%

(a)	The Managed Risk Moderate Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

1.	ORGANIZATION

The TOPS® Managed Risk ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective

Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

Managed Risk Moderate Growth Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Portfolios currently offer five classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares, Class 4 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for each Portfolio’s investments measured at fair value:

TOPS Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$540,211,968	$—	$—	$540,211,968
Short-Term Investments	70,578,136	1,995,672	—	72,573,808
Total	$610,790,104	$1,995,672	$—	$612,785,776

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$(1,134)	$—	$—	$(1,134)

TOPS Managed Risk Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$842,691,330	$—	$—	$842,691,330
Short-Term Investments	109,289,689	3,991,344	—	113,281,033
Total	$951,981,019	$3,991,344	$—	$955,972,363

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$(3,649)	$—	$—	$(3,649)

TOPS Managed Risk Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$884,837,241	$—	$—	$884,837,241
Short-Term Investments	115,572,107	3,991,344	—	119,563,451
Total	$1,000,409,348	$3,991,344	$—	$1,004,400,692

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$(8,754)	$—	$—	$(8,754)

The Portfolios did not hold any Level 3 securities during the period ended June 30, 2017.

There were no transfers into or out of any level during the period ended June 30, 2017.

It is the Portfolios’ policy to record transfers between levels at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative depreciation of futures contracts is reported in the above table.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2014-2016 tax returns or expected to be taken in each Portfolio’s 2017 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange -traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six months ended June 30, 2017, the Portfolios had the following realized losses from futures contracts reported in the Statements of Operations.

Portfolio	Location of Gain on Futures	Net Realized Gain
Managed Risk Balanced ETF Portfolio	Net realized gain on futures contracts	$2,371,817
Managed Risk Growth ETF Portfolio	Net realized gain on futures contracts	5,839,779
Managed Risk Moderate Growth ETF Portfolio	Net realized gain on futures contracts	5,372,150

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the Portfolios had the following changes in unrealized appreciation from futures contracts.

		Net Change in Unrealized
Portfolio	Location of Gain on Futures	Appreciation
Managed Risk Balanced ETF Portfolio	Net change in unrealized appreciation on futures contracts	$372,941
Managed Risk Growth ETF Portfolio	Net change in unrealized appreciation on futures contracts	1,080,494
Managed Risk Moderate Growth ETF Portfolio	Net change in unrealized appreciation on futures contracts	893,664

The notional value of the derivative instruments outstanding as of June 30, 2017 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Portfolio.

Offsetting of Financial Assets and Derivative Assets

It is each Portfolio’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of futures contracts. During the six months ended June 30, 2017, each Portfolio was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2017:

Managed Risk Balanced ETF Portfolio

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged	Net Amount
Futures Contracts	$1,134	(1)	$—	(1)	$1,134	$1,134	(2)	$—	$—
Total	$1,134		$—		$1,134	$1,134		$—	$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

Managed Risk Growth ETF Portfolio

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged	Net Amount
Futures Contracts	$3,649	(1)	$—	(1)	$3,649	$3,649	(2)	$—	$—
Total	$3,649		$—		$3,649	$3,649		$—	$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged	Net Amount
Futures Contracts	$8,754	(1)	$—	(1)	$8,754	$8,754	(2)	$—	$—
Total	$8,754		$—		$8,754	$8,754		$—	$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

Portfolio	Purchases	Sales
Managed Risk Balanced ETF Portfolio	$52,075,767	$74,614,134
Managed Risk Growth ETF Portfolio	81,834,985	143,698,129
Managed Risk Moderate Growth ETF Portfolio	90,193,317	131,160,850

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC as the Portfolios’ Sub-Advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.30% of each Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Managed Risk Portfolios, the Advisor, not the Portfolios, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six months ended June 30, 2017, the Portfolios paid the following in advisory fees.

Portfolio	Advisory Fees
Managed Risk Balanced ETF Portfolio	$914,043
Managed Risk Growth ETF Portfolio	1,435,695
Managed Risk Moderate Growth ETF Portfolio	1,502,639

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares. The fee is calculated at an annual rate of 0.25%, 0.35%, 0.60%, and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended June 30, 2017, the Portfolios paid the following in distribution fees under the Plan.

Portfolio	Distribution Fees
Managed Risk Balanced ETF Portfolio	$826,030
Managed Risk Growth ETF Portfolio	1,263,896
Managed Risk Moderate Growth ETF Portfolio	1,352,083

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense, Trustees fees and Custody Fees. All operating expenses are paid by GFS from the administrative service fees. For the six months ended June 30, 2017, the Trustees received fees in the amount $4,754 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from GFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Managed Risk Balanced ETF Portfolio
Ohio National Life Insurance Company	83%

Managed Risk Growth ETF Portfolio
Ohio National Life Insurance Company	69%

Managed Risk Moderate Growth ETF Portfolio
Ohio National Life Insurance Company	81%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Portfolio distributions paid for the year ended December 31, 2016 and December 31, 2015 was as follows:

	For the year ended December 31, 2016			For the year ended December 31, 2015
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
Managed Risk Balanced ETF Portfolio	$7,934,715	$—	$7,934,715	$8,490,515	$15,545,500	$24,036,015

Managed Risk Growth ETF Portfolio	16,132,102	—	16,132,102	17,068,804	5,240,406	22,309,210

Managed Risk Moderate Growth ETF Portfolio	15,057,767	—	15,057,767	15,013,241	24,438,045	39,451,286

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post	Unrealized	Total
	Ordinary	Long-Term	Carry	October	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Loss	(Depreciation)	Earnings/(Deficits)
Managed Risk Balanced ETF Portfolio	9,173,693	941,142	—	—	16,616,733	26,731,568

Managed Risk Growth ETF Portfolio	15,032,162	—	(31,309,929)	—	61,196,910	44,919,143

Managed Risk Moderate Growth ETF Portfolio	15,952,339	—	(20,738,160)	—	43,262,283	38,476,462

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

The difference between book basis and tax basis accumulated net realized losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market treatment of 1256 futures contracts.

At December 31, 2016, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Managed Risk Balanced ETF Portfolio	$—	$—	$—
Managed Risk Growth ETF Portfolio	30,264,439	1,045,490	31,309,929
Managed Risk Moderate Growth ETF Portfolio	19,276,619	1,461,541	20,738,160

7.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no subsequent events requiring adjustment or disclosure in the financial statements.

TOPS®Managed Risk ETF Portfolios
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	1-1-17	6-30-17	Period*	6-30-17	Period*
Managed Risk Balanced ETF Portfolio	0.40%	$1,000.00	$1,049.70	$2.03	$1,022.81	$2.01
Managed Risk Growth ETF Portfolio	0.40%	$1,000.00	$1,076.90	$2.06	$1,022.81	$2.01
Managed Risk Moderate Growth ETF Portfolio	0.40%	$1,000.00	$1,061.70	$2.04	$1,022.81	$2.01

TOPS® Managed Risk ETF Portfolios
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2017

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 2	Ratio	1-1-17	6-30-17	Period*	6-30-17	Period*
Managed Risk Balanced ETF Portfolio	0.65%	$1,000.00	$1,048.20	$3.30	$1,021.57	$3.26
Managed Risk Growth ETF Portfolio	0.65%	$1,000.00	$1,075.40	$3.34	$1,021.57	$3.26
Managed Risk Moderate Growth ETF Portfolio	0.65%	$1,000.00	$1,060.20	$3.32	$1,021.57	$3.26

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 3	Ratio	1-1-17	6-30-17	Period *	6-30-17	Period*
Managed Risk Balanced ETF Portfolio	0.75%	$1,000.00	$1,048.00	$3.81	$1,021.08	$3.76
Managed Risk Growth ETF Portfolio	0.75%	$1,000.00	$1,074.70	$3.86	$1,021.08	$3.76
Managed Risk Moderate Growth ETF Portfolio	0.75%	$1,000.00	$1,060.30	$3.83	$1,021.08	$3.76

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 4	Ratio	1-1-17	6-30-17	Period *	6-30-17	Period*
Managed Risk Balanced ETF Portfolio	1.00%	$1,000.00	$1,046.20	$5.07	$1,019.84	$5.01
Managed Risk Growth ETF Portfolio	1.00%	$1,000.00	$1,073.70	$5.14	$1,019.84	$5.01
Managed Risk Moderate Growth ETF Portfolio	1.00%	$1,000.00	$1,059.80	$5.11	$1,019.84	$5.01

TOPS® Managed Risk ETF Portfolios
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2017

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	1-1-17	6-30-17	Period*	6-30-17	Period*
Managed Risk Balanced ETF Portfolio	0.90%	$1,000.00	$1,046.00	$4.57	$1,020.33	$4.51
Managed Risk Growth ETF Portfolio	0.90%	$1,000.00	$1,072.80	$4.63	$1,020.33	$4.51
Managed Risk Moderate Growth ETF Portfolio	0.90%	$1,000.00	$1,057.20	$4.59	$1,020.33	$4.51

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/29/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 08/29/17